EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income (Loss) Per Share
a.	Numerator:

	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Numerator for basic and diluted income per share -
Net income (loss) available to holders of ordinary shares	(2,247)	8,236

b.	Denominator:

	Six months ended June 30
	2025	2024
Denominator for diluted income (loss) per share -
Weighted average number of shares	89,108,772	85,632,241
Add – RSUs and stock options	-	2,120,922

Denominator for diluted income (loss) per share - adjusted	89,108,772	87,753,163